Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities
Net loss	$ (70,986)	¥ (488,066)	¥ (242,760)	¥ (89,169)
Adjustments for:
Depreciation of property and equipment	851	5,854	1,027	550
Amortization of intangible assets	8	57	0	0
Amortization of prepaid interest expense and service fees to loan companies (Note 11)	336	2,308	269
Change in fair value of short-term investment			(750)	(59)
Foreign exchange losses/(gains)	604	4,156	(7,144)	9,840
Share-based compensation	6,614	45,473	8,518	4,520
Compensation to founding shareholders in connection with the transfer of Class A ordinary shares to new investor (Note 13)			2,399
Compensation to employees in connection with the repurchase of vested shares options			1,685
Changes in assets and liabilities:
Accounts receivable	(6,013)	(41,339)	(10,627)
Prepayments and other current assets	(13,269)	(91,232)	(16,016)	(1,210)
Other non-current assets	(854)	(5,872)	(1,498)
Deferred tax assets	(2,464)	(16,940)
Accounts payable	616	4,236	53,463	10,376
Salary and welfare payable	8,945	61,500	31,272	8,970
Tax payable	6,271	43,118	12,722	3,186
Accrued liabilities and other current liabilities	382	2,623	4,143	2,559
Other non-current liabilities			(500)
Deferred revenue, current and non-current	52,532	361,182	103,677	11,846
Net cash used in operating activities	(16,427)	(112,942)	(60,120)	(38,591)
Cash flows from investing activities:
Purchase of short-term investments	(58,765)	(404,041)	(143,913)	(163,328)
Proceeds from maturity of short-term investments	5,024	34,544	224,529	42,894
Purchase of property and equipment	(6,067)	(41,715)	(10,721)	(1,266)
Purchase of intangible assets	(196)	(1,347)
Proceeds from disposition of property and equipment	70	479	6	23
Purchase of investment in equity fund (Note2(j))	(821)	(5,646)
Proceeds from return of investment in equity fund (Note2(j))	1	10
Net cash (used in)/provided by investing activities	(60,754)	(417,716)	69,901	(121,677)
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares			4,078
Proceeds from issuance of Class A ordinary shares upon IPO, net of issuance costs	64,165	441,166
Proceeds from issuance of Series C Convertible redeemable Preferred Shares, net of issuance costs			338,142
Cash receipts from loan companies (Note 11)	1,541	10,595	36,797
Cash payment for repurchase employee vested share options	(326)	(2,243)	(1,826)
Repayment of cash to loan companies(Note 11)	(806)	(5,540)
Net cash provided by financing activities	64,574	443,978	377,191
Net (decrease)/increase in cash and cash equivalents	(12,607)	(86,680)	386,972	(160,268)
Effect of exchange rate changes on cash and cash equivalents	2,170	14,919	(11,790)	2,312
Cash and cash equivalents at the beginning of year	60,575	416,483	41,301	199,257
Cash and cash equivalents at the end of year	50,138	344,722	416,483	41,301
Supplemental schedule of non-cash operating activities:
Non-cash settlement related to interest expenses and service fee, net (Note 11)	44	304	(3,202)
Supplemental schedule of non-cash investing and financing activities:
Accounts payable related to the purchase of property and equipment	13	86	473
Accrued liabilities and other current liabilities related to repurchase of employee options			2,243
Non-cash settlement related to repayment of loan and corresponding de-recognition of related receivables (Note 11)	4,970	34,172	3,391
Accretion on redeemable Preferred Shares	$ 4,075	¥ 28,017	¥ 26,817	¥ 15,149